Expense Example	Oct. 31, 2025 USD ($)
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July | Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Buffer Step-Up Strategy ETF | Innovator Buffer Step-Up Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Innovator Defined Wealth Shield ETF | Innovator Defined Wealth Shield ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Innovator Emerging Markets 10 Buffer ETF - Quarterly | Innovator Emerging Markets 10 Buffer ETF™ – Quarterly
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Innovator Hedged Nasdaq-100 ETF | Innovator Hedged Nasdaq-100® ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator International Developed 10 Buffer ETF - Quarterly | Innovator International Developed 10 Buffer ETF™ – Quarterly
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Innovator Nasdaq-100 10 Buffer ETF - Quarterly | Innovator Nasdaq-100® 10 Buffer ETF™ – Quarterly
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Power Buffer Step-Up Strategy ETF | Innovator Power Buffer Step-Up Strategy ETF™
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly | Innovator Uncapped Bitcoin 20 Floor ETF® – Quarterly
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly | Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Innovator U.S. Equity 10 Buffer ETF - Quarterly | Innovator U.S. Equity 10 Buffer ETF™ – Quarterly
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly | Innovator U.S. Small Cap 10 Buffer ETF™ – Quarterly
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 978